Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Goodwill and Software

	Goodwill	Software	Total
	(EUR’000)
Cost
January 1, 2022	3,495	2,222	5,717
December 31, 2022	3,495	2,222	5,717
Additions	—	53	53
Transferred	—	21	21
December 31, 2023	3,495	2,296	5,791
Amortization and impairment
January 1, 2022	—	(445)	(445)
Amortization charge	—	(444)	(444)
December 31, 2022	—	(889)	(889)
Amortization charge	—	(483)	(483)
December 31, 2023	—	(1,372)	(1,372)
Carrying amount
December 31, 2022	3,495	1,333	4,828
December 31, 2023	3,495	924	4,419